Reverse Acquisition - Fair Value of Net Assets (Parenthetical) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about business combination [line items]
Fair value of consideration	$ 11,870,336	$ 11,870,336
Conversion of shares in connection with merger, shares	11,870,336	11,870,336
Conversion of shares in connection with merger, value	$ 20,228,171	$ 20,228,171
Volume weighted average price	$ 2	$ 2
Former JGGC Shareholders [member]
Disclosure of detailed information about business combination [line items]
Conversion of shares in connection with merger, shares	11,708,336	11,708,336
Conversion of shares in connection with merger, price per share	$ 1.7	$ 1.7
Conversion of shares in connection with merger, value	$ 19,904,171	$ 19,904,171
Cohen and Outside the Box [member]
Disclosure of detailed information about business combination [line items]
Conversion of shares in connection with merger, shares	162,000	162,000
Conversion of shares in connection with merger, price per share	$ 2	$ 2
Conversion of shares in connection with merger, value	$ 324,000	$ 324,000